Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net income (loss)	$ (32,771)	$ (28,160)	$ 53,815	$ (38,463)	$ 460
Loss (income) from discontinued operations		(646)	(77,040)	(612)	3,678
Income (loss) from continuing operations	(32,771)	(28,806)	(23,225)	(39,075)	4,138
Adjustments to reconcile income (loss) from continuing operations to net cash provided by (used in) operating activities:
Gain on sale of property and equipment		(25)	(25)	(54)
Change in fair value of warrant liability	766	(10)	85
Unrealized loss (gain) on marketable securities	(29)	1	1	(2)	2
Depreciation and amortization	650	651	879	1,188	1,072
Income tax benefit			(16,245)	(399)
Amortization of deferred financing costs	248	159	218
Stock-based compensation expense	272	(44)	(82)	297	111
Changes in operating assets and liabilities:
Accounts receivable	(372)	(516)	(85)	284	(329)
Inventory	(26)
Interest receivable	(341)	(251)	114	220	(334)
Prepaid expenses and other assets	(597)	114	(118)	74	12
Accounts payable, accrued expenses, and supplemental executive retirement plan	660	(2,471)	(1,097)	5,211	1,813
Interest payable	101	138	138
Deferred revenue	259	439	697
Other non-current liabilities	158	553	539	64	360
Net cash provided by (used in) operating activities from continuing operations	(31,022)	(30,068)	(38,206)	(32,192)	6,845
Net cash (used in) provided by operating activities from discontinued operations		2,141	2,021	(352)	(4,211)
Net cash provided by (used in) operating activities	(31,022)	(27,927)	(36,185)	(32,544)	2,634
Cash flows from investing activities
Purchases of marketable securities	(56,476)	(17,890)	(17,890)	(32,781)	(56,289)
Sales and maturities of marketable securities	17,416	26,855	26,870	58,898	28,618
Purchases of property and equipment, net	(553)	(494)	(685)	(294)	(714)
Net cash (used in) provided by investing activities from continuing operations	(39,613)	8,471	8,295	25,823	(28,385)
Net cash provided by disposal of discontinued operations			25,607
Net cash (used in) provided by investing activities	(39,613)	8,471	33,902	25,823	(28,385)
Cash flows from financing activities
Proceeds from issuance of common stock	52,410	1	29	4	20
Proceeds from issuance of secured notes payable		15,000	30,000
Repayments of secured notes payable	(4,019)
Financing costs and underwriters discounts	(2,888)	(705)	(975)	(1,345)
Net cash provided by (used in) financing activities from continuing operations	45,503	14,296	29,054	(1,341)	20
Net cash provided by (used in) financing activities from discontinued operations		(2,096)	(1,967)	397	4,260
Net cash provided by (used in) financing activities	45,503	12,200	27,087	(944)	4,280
Net change in cash and cash equivalents	(25,132)	(7,256)	24,804	(7,665)	(21,471)
Cash and cash equivalents at beginning of period	48,544	23,740	23,740	31,405	52,876
Cash and cash equivalents at end of period	23,412	16,484	48,544	23,740	31,405
Supplemental cash flow information:
Cash paid for interest-Continuing operations	2,257	990	1,412
Cash paid for interest-Discontinued operations		9,044	12,036	12,122	12,000
Non-cash conversion of preferred stock to common stock at par value	$ 49